(30) RELATED PARTY TRANSACTIONS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions Details Narrative
Total compensation of key management personnel	R$ 73,670	R$ 58,132	R$ 43,208
Short-term benefits of post	64,516	49,989	44,061
Post-employment benefits	1,516	1,212	1,087
Other long-term benefits	R$ 7,638	R$ 6,930	R$ 1,940